Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Royalties	Total Payments
Total	$ 39,910	$ 39,910
UNITED STATES
Total	39,910	39,910
UNITED STATES | U. S. Federal Government [Member]
Total	$ 39,910	$ 39,910